Significant accounting judgments, estimates and assumptions	12 Months Ended
Mar. 31, 2023
Disclosure Of Accounting Judgements And Estimates [Abstract]
Significant accounting judgments, estimates and assumptions
59.
Significant accounting judgments, estimates and assumptions

The preparation of consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

In the process of applying the accounting policies management has made certain judgments, estimates and assumptions. The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond control of the Group. Such changes are reflected in assumptions when they occur.

Estimates and assumptions

a)
Impairment of goodwill

The key assumptions used to determine the recoverable amount for the different CGUs or group of CGUs where goodwill has been allocated are disclosed and further explained in Note 6. The impairment assessments are based on a range of estimates and assumptions, including future estimates of revenues, costs and discount rates as more fully described in the said Note 6.

There were no significant accounting judgements.